American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2060 Portfolio
April 30, 2022

One Choice Blend+ 2060 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.1%
Avantis U.S. Equity Fund G Class	53,819	734,094
Avantis U.S. Small Cap Value Fund G Class	4,544	65,798
Focused Dynamic Growth Fund G Class	10,678	475,176
Focused Large Cap Value Fund G Class	48,603	486,031
Heritage Fund G Class	5,217	115,922
Mid Cap Value Fund G Class	7,002	116,381
Small Cap Growth Fund G Class	3,460	65,457
		2,058,859
International Equity Funds — 28.7%
Avantis Emerging Markets Equity Fund G Class	8,317	92,564
Avantis International Equity Fund G Class	25,599	274,673
Emerging Markets Fund G Class	12,579	140,133
Focused International Growth Fund G Class	9,546	153,022
Global Real Estate Fund G Class	6,432	89,344
International Small-Mid Cap Fund G Class	6,240	62,280
Non-U.S. Intrinsic Value Fund G Class	17,444	155,078
		967,094
Domestic Fixed Income Funds — 7.4%
Avantis Core Fixed Income Fund G Class	20,966	184,924
Inflation-Adjusted Bond Fund G Class	1,405	17,230
NT High Income Fund G Class	5,228	47,053
		249,207
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	2,797	25,228
Global Bond Fund G Class	7,287	69,010
		94,238
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,725,657)		3,369,398
OTHER ASSETS AND LIABILITIES†		(29)
TOTAL NET ASSETS — 100.0%		$3,369,369

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$75	$754	$43	$(52)	$734	54	$(2)	$1
Avantis U.S. Small Cap Value Fund	7	64	2	(3)	66	5	—	—
Focused Dynamic Growth Fund	49	565	64	(75)	475	11	(8)	1
Focused Large Cap Value Fund(3)	49	525	46	(42)	486	49	(5)	41
Heritage Fund(3)	12	128	7	(17)	116	5	(2)	2
Mid Cap Value Fund(3)	12	119	4	(11)	116	7	—	10
Small Cap Growth Fund	7	70	2	(9)	66	3	—	1
Avantis Emerging Markets Equity Fund	9	97	3	(10)	93	8	—	—
Avantis International Equity Fund	27	283	9	(26)	275	26	—	1
Emerging Markets Fund(3)	14	161	4	(31)	140	13	(1)	7
Focused International Growth Fund	15	169	7	(24)	153	10	(1)	1
Global Real Estate Fund(3)	9	97	4	(13)	89	6	—	11
International Small-Mid Cap Fund(4)	6	68	1	(11)	62	6	—	1
Non-U.S. Intrinsic Value Fund	15	164	7	(17)	155	17	(1)	1
Avantis Core Fixed Income Fund	18	200	17	(16)	185	21	(1)	1
Inflation-Adjusted Bond Fund	2	16	1	—	17	1	—	—
NT High Income Fund	5	47	2	(3)	47	5	—	1
Emerging Markets Debt Fund	3	25	1	(2)	25	3	—	—
Global Bond Fund	7	70	4	(4)	69	7	—	1
	$341	$3,622	$228	$(366)	$3,369	257	$(21)	$81
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.